Undiscovered Managers Behavioral Value Fund Average Annual Total Returns - R2 R3 R4 R5 R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
RUSSELL 2000 VALUE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.05%	7.29%	7.14%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	9.53%	10.91%	9.17%
Class R2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.36%	9.59%	7.81%
Class R2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.30%	8.47%	7.10%
Class R3
Prospectus [Line Items]
Average Annual Return, Percent	9.80%	11.19%	9.44%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	10.08%	11.47%	9.72%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	10.24%	11.64%	9.88%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	10.35%	11.75%	9.99%